Fees Summary	Sep. 04, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,197,024,000
Previously Paid Amount	0
Total Fee Amount	176,681
Total Offset Amount	0
Net Fee	$ 176,681